Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2023	2022
Cash and banks	352,814	330,653
Term deposits	104,445	167,173
Total cash and cash equivalents	457,259	497,826